Contingent consideration liabilities	12 Months Ended
Dec. 31, 2021
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Contingent consideration liabilities
32. Contingent consideration liabilities
The consideration for certain acquisitions includes amounts contingent on future events such as development milestones or sales performance. The Group has provided for the fair value of this contingent consideration as follows:

	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m	Other £m	Total £m

At 1 January 2019	5,937	296	53	6,286

Remeasurement through income statement	31	67	(15)	83

Cash payments: operating cash flows	(767)	(13)	–	(780)

Cash payments: investing activities	(98)	(11)	(4)	(113)

Other movements	–	–	3	3
At 31 December 2019	5,103	339	37	5,479

Remeasurement through income statement	1,114	161	–	1,275

Cash payments: operating cash flows	(751)	(14)	–	(765)

Cash payments: investing activities	(107)	(9)	(4)	(120)
At 31 December 2020	5,359	477	33	5,869

Remeasurement through income statement	1,026	32	5	1,063

Cash payments: operating cash flows	(721)	(21)	–	(742)

Cash payments: investing activities	(105)	(9)	–	(114)
At 31 December 2021	5,559	479	38	6,076
Of the contingent consideration payable at 31 December 2021, £958 million (2020 – £765 million) is expected to be paid within one year.
The consideration payable for the acquisition of the Shionogi-ViiV Healthcare joint venture and the Novartis Vaccines business is expected to be paid over a number of years. As a result, the total estimated liabilities are discounted to their present values, shown above. The Shionogi-ViiV Healthcare contingent consideration liability is discounted at 8% (2020 – 8.5%) and the Novartis Vaccines contingent consideration liability is discounted at 7.5% (2020 – 8%) for commercialised products and at 8.5% (2020 – 9%) for pipeline assets.
The Shionogi-ViiV Healthcare and Novartis Vaccines contingent consideration liabilities are calculated principally based on the forecast sales performance of specified products over the lives of those products.
The table below shows on an indicative basis
the income statement and balance sheet sensitivity to reasonably possible changes in key inputs to the valuations of the contingent consideration liabilities.

		2021		2020

Increase/(decrease) in financial liability and loss/(gain) in Income statement	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m

10% increase in sales forecasts*	506	61	515	80

10% decrease in sales forecasts*	(506)	(57)	(516)	(78)

1% increase in discount rate	(198)	(38)	(207)	(39)

1% decrease in discount rate	213	45	223	45

10 cent appreciation of US Dollar	343	1	305	4

10 cent depreciation of US Dollar	(299)	(4)	(262)	(2)

10 cent appreciation of Euro	102	28	125	30

10 cent depreciation of Euro	(85)	(27)	(105)	(24)

*	The sales forecast is for ViiV Healthcare sales only in respect of the Shionogi-ViiV Healthcare contingent consideration.
An explanation of the accounting for ViiV Healthcare is set out on page 57.